Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.” The Personnel Committee and Board of Directors did not consider the pay-versus-performance disclosures below when making their pay decisions for any of the years shown.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (millions) (7)	Bank Net Income (millions) (8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$1,810,845	$1,798,472	$828,818	$823,708	$155	$196	$75.724	$77.644
2024	$1,442,976	$1,431,589	$667,815	$658,502	$141	$148	$56.664	$58.153
2023	$1,400,698	$1,385,137	$678,273	$667,567	$131	$108	$48.992	$50.455
2022	$1,347,202	$1,385,488	$843,277	$881,057	$122	$109	$53.020	$54.851
2021	$1,336,169	$1,366,357	$721,938	$719,386	$110	$138	$49.426	$50.867

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. McDearman (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table.

PEO Total Compensation Amount	$ 1,810,845	$ 1,442,976	$ 1,400,698	$ 1,347,202	$ 1,336,169
PEO Actually Paid Compensation Amount	$ 1,798,472	1,431,589	1,385,137	1,385,488	1,366,357
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. McDearman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid Mr. McDearman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McDearman’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2025	$1,810,845	—	$7,813	$(163,163)	$142,977	$1,798,472
2024	$1,442,976	—	$3,341	$(52,513)	$37,785	$1,431,589
2023	$1,400,698	(86,250)	$82,392	$(47,532)	$35,828	$1,385,137
2022	$1,347,202	—	$47,254	$(42,955)	$33,987	$1,385,488
2021	$1,336,169	(116,635)	$154,964	$(40,395)	$32,254	$1,366,357

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year, and these values are calculated in accordance with FASB ASC Topic 718.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted During that Year that Remained Unvested as of the Last Day of the Year	Year over Year change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	—	$5,268	—	$607	—	$1,938	$7,813
2024	—	$(10,087)	—	$11,491	—	$1,938	$3,341
2023	$89,375	$(3,381)	—	$(4,539)	—	938	$82,392
2022	—	$32,146	—	$15,108	—	—	$47,254
2021	$124,530	$18,125	—	$12,309	—	—	$154,964

(c)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. McDearman during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2025	$142,977	—	$142,977
2024	$37,785	—	$37,785
2023	$35,828	—	$35,828
2022	$33,987	—	$33,987
2021	$32,254	—	$32,254

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Named Executive Officers as a group (excluding Mr. McDearman, who has served as our CEO since 2020, and excluding in years 2021, 2022 and 2023, Ms. Hawkins who became our Chief Financial Officer in 2024) in the “Total” column of the Summary Compensation Table in each applicable year. Information presented does not include information for Ms. Pominski for years following 2024, the year in which she retired. The names of each of the Named Executive Officers (excluding Mr. McDearman) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, John Foster, Taylor Walker, Clark Oakley, and Kayla Hawkins, (ii) for 2024, John Foster, Taylor Walker, Clark Oakley, Lisa Pominski and Kayla Hawkins, (iii) for 2023, John Foster, Taylor Walker, Lisa Pominski and Clark Oakley, for (iv) 2022, John Foster, Gary Whitaker, Lisa Pominski and Clark Oakley; and (v) for 2021, John Foster, Gary Whitaker, Lisa Pominski and Clark Oakley. The amount reported in the “Total” column of the Summary Compensation Table for Ms. Pominski for 2024 was disproportionately impacted in comparison to prior years as a result of the inclusion in 2024 of (i) the increase in the actuarial present value of her Executive Salary Continuation Agreement, as amended, and her SERP Agreements resulting from Ms. Pominski fully vesting in the early retirement benefits payable under such agreements upon her retirement from the Company and the Bank on March 31, 2024, (ii) the Company’s payment of $59,762 in retainer and retreat fees to Ms. Pominski and health insurance premiums of $10,518 for Ms. Pominski, in each case in relation to her service on the Board of Directors from April 1, 2024 to December 31, 2024 following her retirement from the Company and the Bank on March 31, 2024; (iii) the monthly payments to Ms. Pominski under her Executive Salary Continuation Agreement, as amended, and SERP Agreements following her retirement on March 31, 2024 in the aggregate amount of $64,518; and (iv) $30,450 associated with the value of the unvested options and cash-settled SARs previously awarded to Ms. Pominski, the vesting of which was accelerated in connection with her retirement.
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Named Executive Officers as a group (excluding Mr. McDearman and in all years but 2024 and 2025, Ms. Hawkins), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned, realized or received by the Named Executive Officers as a group (excluding Mr. McDearman and in all years but 2024 and 2025, Ms. Hawkins) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Named Executive Officers as a group (excluding Mr. McDearman and in all years but 2024 and 2025, Ms. Hawkins) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Non-PEO NEO Average Total Compensation Amount	$ 828,818	667,815	678,273	843,277	721,938
Non-PEO NEO Average Compensation Actually Paid Amount	$ 823,708	658,502	667,567	881,057	719,386
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2025	$828,818	$(17,840)	$18,133	$(51,286)	$45,883	$823,708
2024	$667,815	$5,963	$(17,051)	$(84,069)	$85,844	$658,502
2023	$678,273	$(35,614)	$32,459	$(31,574)	$24,023	$667,567
2022	$843,277	$(50,551)	$97,874	$(68,643)	$59,101	$881,057
2021	$721,938	$(47,937)	$59,785	$(44,920)	$30,519	$719,386

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of the Last Day of the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested during the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$18,660	$(402)	$-	$(631)	$-	$506	$18,133
2024	$6,263	$(10,921)	$-	$(12,684)	$-	$290	$(17,051)
2023	$38,383	$(2,581)	$-	$(3,422)	$-	$78	$32,459
2022	$26,156	$24,592	$40,458	$6,667	$-	$-	$97,874
2021	$40,506	$10,228	$-	$9,052	$-	$-	$59,785

(b)
The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2025	$45,883	—	$45,883
2024	$7,771	78,073	$85,844
2023	$24,023	—	$24,023
2022	$59,101	—	$59,101
2021	$30,519	—	$30,519

(5)
Cumulative total shareholder return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period with the share price in each case determined by the price at which the Company's Common Stock last traded in a transaction that settled in the Company's stock transfer records prior to the measurement date and of which the Company had knowledge.
(6)
The peer group used for this purpose is the following published industry index: KBW NASDAQ Bank Index. This index is market cap weighted and includes all reinvestment of dividends.
(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
The dollar amounts reported represent the amount of net income for the Bank for each applicable year. Net income for the Bank is the performance metric utilized for purposes of the annual cash incentive plan in which the Named Executive Officers participate and is the only performance metric utilized for our Named Executive Officers’ compensation. Accordingly, we are presenting it as our company-selected measure required under Item 402(v) of Regulation S-K. Bank net income, rather than the Company’s net income, is utilized for the annual cash incentive plan because the Company believes it more directly reflects the performance of the Company's core banking business activities.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Cumulative TSR

The following chart sets forth the relationship between the compensation actually paid to Mr. McDearman, the average of the compensation actually paid to the Company’s Named Executive Officers as a group (excluding Mr. McDearman), and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and the Company's Net Income

The following chart sets forth the relationship between the compensation actually paid to Mr. McDearman, the average of the compensation actually paid to the Company’s Named Executive Officers as a group (excluding Mr. McDearman), and the Company’s and the Bank’s net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation Actually Paid and the Company's Net Income

The following chart sets forth the relationship between the compensation actually paid to Mr. McDearman, the average of the compensation actually paid to the Company’s Named Executive Officers as a group (excluding Mr. McDearman), and the Company’s and the Bank’s net income during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The following chart sets forth the relationship between the Company’s cumulative TSR over the five most recently completed fiscal years and the cumulative TSR for the peer group presented for this purpose, the KBW NASDAQ Bank Index, over the same period. For more information regarding the Company’s performance and the peer group that the Personnel Committee considers when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 155	141	131	122	110
Peer Group Total Shareholder Return Amount	196	148	108	109	138
Net Income (Loss)	$ 75,724,000	$ 56,664,000	$ 48,992,000	$ 53,020,000.00	$ 49,426,000
Company Selected Measure Amount	77,644,000	58,153,000	50,455,000	54,851,000	50,867,000
PEO Name	Mr. McDearman	Mr. McDearman	Mr. McDearman	Mr. McDearman	Mr. McDearman
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (163,163)	$ (52,513)	$ (47,532)	$ (42,955)	$ (40,395)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	142,977	37,785	35,828	33,987	32,254
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	142,977	37,785	35,828	33,987	32,254
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(86,250)	0	(116,635)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,813	3,341	82,392	47,254	154,964
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	89,375	0	124,530
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,268	(10,087)	(3,381)	32,146	18,125
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	607	11,491	(4,539)	15,108	12,309
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,938	1,938	938	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,286)	(84,069)	(31,574)	(68,643)	(44,920)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,883	85,844	24,023	59,101	30,519
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,883	7,771	24,023	59,101	30,519
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	78,073	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,840)	5,963	(35,614)	(50,551)	(47,937)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,133	(17,051)	32,459	97,874	59,785
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,660	6,263	38,383	26,156	40,506
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(402)	(10,921)	(2,581)	24,592	10,228
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	40,458	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(631)	(12,684)	(3,422)	6,667	9,052
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 506	$ 290	$ 78	$ 0	$ 0